TRANSPARENT VALUE TRUST

SUPPLEMENT DATED DECEMBER 21, 2010

         TO THE PROSPECTUS, DATED APRIL 16, 2010

Under the heading “Waiver of Front-End Sales Charge – Class A shares,” the paragraph on pages 32-33 of the Prospectus is replaced with the following:

Certain investors may be eligible for a waiver of the sales charge due to the nature of the investors and/or the reduced sales efforts necessary to obtain their investments.  The front-end sales charge will be waived on Class A Shares purchased:

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Through reinvestment of dividends and distributions;

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Through an account advised or sub-advised by the Adviser, the Sub-Adviser or their affiliates;

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By persons repurchasing shares they redeemed within the last 90 days (see “Repurchase of Class A Shares”);

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By employees, officers and directors, and members of their immediate family, of the Adviser, the Sub-Adviser, and their affiliates;

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By persons reinvesting distributions from qualified employee benefit retirement plans and rollovers from IRAs as long as the plan was previously invested in one or more of the Funds;

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By investors who acquire Class A Shares in one Fund through the exchange of Class A Shares in another Fund (See “How to Exchange Fund Shares”);

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Through dealers, retirement plans, asset allocation programs and financial institutions that, under their dealer agreements with the distributor or otherwise, do not receive any portion of the front-end sales charge;

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Purchases by registered representatives and other employees of certain financial intermediaries (and their immediate family members) having selling agreements with the Adviser, the Sub-Adviser or the distributor;

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Through broker-dealer sponsored wrap program accounts and/or fee-based accounts maintained for clients of certain financial intermediaries who have entered into selling agreements with the distributor;

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Through certain third-party fund “supermarkets,” if available.  Some fund supermarkets offer Fund shares without a sales charge or with a reduced sales charge.  Other fees may be charged by the service-provider sponsoring the fund supermarket, and transaction charges may apply to purchases and sales made through a broker-dealer; and

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Certain other investors as deemed appropriate by the Adviser or Sub-Adviser.

PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE